S000083961 [Member] Investment Strategy - Nuveen Ultra Short Municipal Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Portfolio invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal securities that pay interest that is exempt from regular federal personal income tax. Regular federal personal income tax is different from, and does not include, the federal alternative minimum tax. These municipal securities are obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. Municipal securities in which the Portfolio will invest include variable rate demand obligations (“VRDOs”), tax-exempt commercial paper, municipal bonds and municipal notes. The Portfolio may not invest in securities that generate income subject to the federal alternative minimum tax.
The Portfolio will generally invest in securities maturing in two years or less and will attempt to maintain the weighted average maturity of its portfolio securities at 120 days or less under normal market conditions. The maturity date of any VRDO in which the Portfolio invests will be considered the security’s next put date.
Under normal market conditions, the short-term securities in which the Portfolio invests (or the issuers of such securities) will be rated A-2/P-2 or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Portfolio’s sub-adviser to be of comparable quality. Under normal market conditions, the long-term securities in which the Portfolio invests (or the issuers of such securities) will be rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Portfolio’s sub-adviser to be of comparable quality. Securities (or the issuers of such securities) assigned short-term and long-term credit ratings are eligible for investment by the Portfolio if one of their ratings meets the above criteria.
The Portfolio may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Portfolio may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.
The Portfolio may invest in securities that have fixed rates of return or variable or floating rates, and may make forward commitments in which the Portfolio agrees to buy a security for settlement in the future at a price agreed upon today.
Developed exclusively for use within separately managed accounts advised or sub-advised by Nuveen Asset Management, LLC, the Portfolio is a specialized municipal portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.